BLACKROCK BALANCED CAPITAL FUND, INC.

(the “Fund”)

Supplement dated June 14, 2013
to the Statement of Additional Information dated January 28, 2013

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The section captioned “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is revised as set forth below.

The first paragraph is deleted in its entirety and replaced with the following:

Philip Green is responsible for the asset allocation of the equity and fixed-income portions of the Fund’s portfolio. The Core Portfolio is managed by Peter Stournaras, CFA. The Total Return Portfolio is managed by a team of investment professionals comprised of Rick Rieder and Bob Miller.

The subsection captioned “Other Funds and Accounts Managed” as it relates solely to the Core Portfolio is revised as follows:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Core Portfolio
Peter Stournaras, CFA	25	11	8	0	0	0
	$11.23 Billion	$1.94 Billion	$1.63 Billion	$0	$0	$0

The last paragraph under the subsection captioned “Portfolio Manager Compensation Overview: Core Portfolio — Discretionary Incentive Compensation” is deleted in its entirety.

The second to last sentence under the subsection captioned “Portfolio Manager Compensation Overview: Core Portfolio — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted in its entirety.

The last sentence under the subsection captioned “Portfolio Manager Compensation Overview: Core Portfolio — Other compensation benefits — Incentive Savings Plans” is deleted in its entirety and replaced with the following:

Mr. Stournaras is eligible to participate in these plans.

The subsection captioned “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of the fiscal year ended September 30, 2012.

Portfolio Manager	Dollar Range
Peter Stournaras, CFA	None
Philip Green	None
Bob Miller	None
Rick Rieder	None

Shareholders should retain this Supplement for future reference.

SAI-10044-0613SUP